Jun. 22, 2020
RPAR Risk Parity ETF
RPAR Risk Parity ETF
Supplement to the
Summary Prospectus and Prospectus
dated December 11, 2019 of the
RPAR Risk Parity ETF (RPAR)
June 22, 2020

The first paragraph and table under “Fund Summary - Principal Investment Strategies - The RPAR Index” are deleted and replaced with the following:

The RPAR Index allocates its exposure to the four asset classes described below using a “risk-parity” approach that seeks to achieve an equal balance between the risk associated with each asset class based on the long-term historic volatility exhibited by each asset class. This means that lower risk asset classes (such as U.S. Treasury Inflation Protected Securities (“TIPS”)) will generally have higher notional allocations than higher risk asset classes (such as global equities). The RPAR Index seeks long-term risk exposure and long-term target allocations across asset classes as follows:

Long-Term Target Risk Allocation	Long-Term Target Asset Allocation	Asset Class	Sub-Class
25%	35%	TIPS	Long-Term TIPS (15+ years)
25%	25%	Global Equities	U.S. Equities
			Non-U.S. Developed Markets Equities
			Emerging Markets Equities
25%	25%	Commodities	Commodity Producer Equities
			Gold
25%	15%*	U.S. Treasuries	U.S. Treasury Bills U.S. Treasury Futures
* U.S. Treasury bills serve as collateral for 10-year U.S. Treasury note futures with notional exposure of 60% of the RPAR Index.
In an effort to achieve risk balance across the asset classes, the RPAR Index methodology prescribes modifications to the asset class allocations based on the level of 10-year U.S. Treasury note yields and, as a result, the current allocations across asset classes in the RPAR Index may differ from the long-term target asset allocations for a period of time.  The RPAR Index is rebalanced quarterly.

Principal Investment Strategies
Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.